SCHEDULE OF CHANGES IN THE DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2023	$ 32,241
Addition of new derivatives recognized as debt discounts	19,956	0	1,096
Addition of new derivatives recognized as loss on derivatives			2,935
Balance - March 31, 2024	26,607		32,241
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2023	32,241
Addition of new derivatives recognized as debt discounts			28,000
Addition of new derivatives recognized as loss on derivatives			2,935
(Gain) Loss on change in fair value of the derivative	(5,634)		1,306
Balance - March 31, 2024	$ 26,607		$ 32,241